Subsequent Events (Details) - Subsequent Events - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Sep. 30, 2023	Aug. 31, 2023
Subsequent Events
Amount received from research and development tax credit		$ 2.5
Private Placement | ADR [Member]
Subsequent Events
Issuance of share capital upon vesting of restricted stock units (in shares)	551,816
Price per share	$ 3.30
Number of warrants to purchase shares	42,550
Exercise price of warrant	$ 4.13
Percentage of the price per ADS for exercise price	125.00%
Private Placement | ADR [Member] | Pre-Funded Warrants
Subsequent Events
Number of warrants to purchase shares	48,387
Purchase price of share	$ 3.10
Aggregate gross proceeds	$ 2.0
Exercise price of warrant	$ 0.20